UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22933

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

(Exact name of registrant as specified in charter)

Griffin Capital Plaza

1520 E. Grand Avenue

El Segundo, CA  90245

(Address of principal executive offices) (Zip code)

310.469.6100

(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.

Greenberg Traurig, LLP

Terminus 200

3333 Piedmont Road, NE, Suite 2500

Atlanta, GA 30305

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 - December 31, 2018

Item 1. Schedule of Investments.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2018 (Unaudited)
Description	Shares	Value (Note 2)
REAL ESTATE INVESTMENT TRUSTS (97.94%)

Private Investment Funds (77.76%)*(a)
AEW Core Property Trust	56,182	$57,356,136
American Core Realty Fund, LP	445	55,891,948
Barings Core Property Fund, LP	139,016	18,242,781
BlackRock US Core Property Fund	N/A	59,584,678
Brookfield Senior Mezzanine Real Estate Finance Fund	63,376	64,424,302
CBRE U.S. Core Partners, LP	74,863,082	105,970,499
Clarion Lion Industrial Trust	54,291	103,352,328
Clarion Lion Properties Fund, LP	164,132	246,635,461
Cortland Growth And Income, L.P.	56,875	61,969,052
Crossharbor Strategic Debt Fund	N/A	40,130,556
GRE U.S. Property Fund L.P.	N/A	67,345,368
Hancock U.S. Real Estate Fund L.P.	72,747	93,609,676
Heitman America Real Estate Trust, L.P.	34,986	43,278,563
Heitman Core Real Estate Debt Income Trust, L.P.	132,028	135,536,961
MEPT Edgemoor LP	33,699	72,382,985
MetLife Commercial Mortgage Income Fund, LP	9,816	10,062,440
Morgan Stanley Prime Property Fund	13,432	253,226,820
Oaktree Real Estate Income Fund, L.P.	N/A	94,994,114
PGIM Real Estate US Debt Fund L.P.	45,782	50,128,699
PRISA LP	129,362	213,707,678
RREEF America REIT II, Inc.	248,080	30,705,517
Sentinel Real Estate Fund, LP	650	57,119,012
Stockbridge Smart Markets Fund	47,709	73,655,758
TCM CRE Credit Fund LP	52,696	52,779,859
UBS Trumbull Property Fund	2,323	26,109,596
USAA US Government Building Fund LLC	N/A	72,691,399
		2,160,892,186

Publicly Traded Securities (20.18%)(a)
Alexandria Real Estate Equities, Inc.	106,430	12,264,993
American Homes 4 Rent, Class A	701,980	13,934,303
Americold Realty Trust	222,630	5,685,970
AvalonBay Communities, Inc.	148,160	25,787,247
Boston Properties, Inc.	148,510	16,714,801
Brandywine Realty Trust	272,090	3,501,798
Brixmor Property Group, Inc.	396,630	5,826,495
Camden Property Trust	186,820	16,449,501
Chesapeake Lodging Trust	157,330	3,830,986
Cousins Properties, Inc.	919,580	7,264,682

Description	Shares	Value (Note 2)
Publicly Traded Securities (continued)
CubeSmart	491,830	$14,110,603
CyrusOne, Inc.	271,010	14,331,009
Duke Realty Corp.	102,510	2,655,009
Empire State Realty Trust, Inc., Class A	566,990	8,068,268
Equinix, Inc.	80,530	28,391,656
Equity Residential	233,160	15,390,892
Essex Property Trust, Inc.	26,130	6,407,337
Extra Space Storage, Inc.	122,377	11,072,671
Federal Realty Investment Trust	81,920	9,669,837
HCP, Inc.	754,330	21,068,437
Healthcare Trust of America, Inc., Class A	573,350	14,511,489
Highwoods Properties, Inc.	199,320	7,711,691
Hilton Worldwide Holdings, Inc.	79,220	5,687,996
Host Hotels & Resorts, Inc.	86,850	1,447,790
Hudson Pacific Properties, Inc.	63,980	1,859,259
Invitation Homes, Inc.	421,060	8,454,885
Iron Mountain, Inc.	394,930	12,799,681
JBG SMITH Properties	76,420	2,660,180
Kilroy Realty Corp.	227,500	14,305,200
Liberty Property Trust	226,239	9,474,889
Macerich Co.	173,510	7,509,513
Mack-Cali Realty Corp.	377,550	7,396,205
Park Hotels & Resorts, Inc.	367,940	9,559,081
Pebblebrook Hotel Trust	87,810	2,485,901
Prologis, Inc.	566,385	33,258,126
Public Storage	42,590	8,620,642
Realty Income Corp.	156,470	9,863,869
Regency Centers Corp.	160,850	9,438,678
Simon Property Group, Inc.	206,629	34,711,605
STAG Industrial, Inc.	339,610	8,449,497
STORE Capital Corp.	351,230	9,943,321
Sun Communities, Inc.	147,320	14,983,917
Sunstone Hotel Investors, Inc.	721,200	9,382,812
Taubman Centers, Inc.	59,200	2,693,008
Tier REIT, Inc.	137,157	2,829,549
UDR, Inc.	273,990	10,855,484
Urban Edge Properties	319,130	5,303,941
Ventas, Inc.	336,920	19,740,143
VEREIT, Inc.	1,691,560	12,094,654
VICI Properties, Inc.	409,818	7,696,382
Weingarten Realty Investors	87,107	2,161,125

Description	Shares	Value (Note 2)
Publicly Traded Securities (continued)
WP Carey, Inc.	161,430	$10,547,836
		560,864,844

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,556,187,872)		2,721,757,030

TOTAL INVESTMENTS (97.94%)
(Cost $2,556,187,872)		$2,721,757,030

Other Assets In Excess Of Liabilities (2.06%)		57,193,215
NET ASSETS (100.00%)		$2,778,950,245

(a)	A portion of these securities is held as collateral for the outstanding Line(s) of Credit. At December 31, 2018 outstanding collateral amounted to $2,593,653,057.

Common Abbreviations:
LLC	-	Limited Liability Company
LP	-	Limited Partnerships
REIT	-	Real Estate Investment Trust

*	Additional Information on Investments in Private Investment Funds:

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of December 31, 2018
$57,356,136	AEW Core Property Trust	Quarterly	45	$0
55,891,948	American Core Realty Fund, LP	Quarterly	10	0
18,242,781	Barings Core Property Fund, LP	Quarterly	30	0
59,584,678	BlackRock US Core Property Fund	Quarterly	60	0
64,424,302	Brookfield Senior Mezzanine Real Estate Finance Fund	Quarterly	90	35,218,484
105,970,499	CBRE U.S. Core Partners, LP	Quarterly	60	0
103,352,328	Clarion Lion Industrial Trust	Quarterly	90	0
246,635,461	Clarion Lion Properties Fund, LP	Quarterly	90	0
61,969,052	Cortland Growth And Income, L.P.	Quarterly	90	18,109,989
40,130,556	Crossharbor Strategic Debt Fund	Quarterly	90	60,000,000
67,345,368	GRE U.S. Property Fund L.P.	Quarterly	90	0
93,609,676	Hancock U.S. Real Estate Fund L.P.	Quarterly	60	2,407,860
43,278,563	Heitman America Real Estate Trust, L.P.	Quarterly	90	0
135,536,961	Heitman Core Real Estate Debt Income Trust, L.P.	Quarterly	90	0
72,382,985	MEPT Edgemoor LP	Quarterly	N/A**	0
10,062,440	MetLife Commercial Mortgage Income Fund, LP	Quarterly	90	0
253,226,820	Morgan Stanley Prime Property Fund	Quarterly	90	0
94,994,114	Oaktree Real Estate Income Fund, L.P.	Quarterly	90	0
50,128,699	PGIM Real Estate US Debt Fund L.P.	Quarterly	90	25,000,000
213,707,678	PRISA LP	Quarterly	90	0
30,705,517	RREEF America REIT II, Inc.	Quarterly	45	0
57,119,012	Sentinel Real Estate Fund, LP	Quarterly	N/A**	0
73,655,758	Stockbridge Smart Markets Fund	Quarterly	45	0
52,779,859	TCM CRE Credit Fund LP	Quarterly	90	22,242,500
26,109,596	UBS Trumbull Property Fund	Quarterly	60	0
72,691,399	USAA US Government Building Fund LLC	Quarterly	60	0

**	Written notice required for redemption, no minimum timeline required.

See Notes to Quarterly Portfolio of Investments.

Griffin Institutional Access Real Estate Fund

Notes to Quarterly Portfolio of Investments

December 31, 2018 (Unaudited)

1.	ORGANIZATION

Griffin Institutional Access Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s investment adviser is Griffin Capital Advisor, LLC (the “Adviser”). The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.

The Fund was organized as a statutory trust on November 5, 2013, under the laws of the State of Delaware. The Fund commenced operations on June 30, 2014, and is authorized to issue an unlimited number of shares with no par value.

The Fund currently offers Class A, Class C, Class I, Class M and Class L shares. Class A shares commenced operations on June 30, 2014, Class C and Class I shares commenced operations on August 10, 2015, Class M shares commenced operations on November 17, 2016 and Class L shares commenced operations on April 25, 2017. The sales load payable by each investor depends on the amount invested by such investor in the Fund. Class A and Class L shares are offered subject to a maximum sales charge of 5.75% and 4.25%, respectively, of their offering price. Class C, Class I and Class M shares are offered at net asset value. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange or market on which they are traded, on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price for securities held long and the last ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fair Value Pricing Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Trustees”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund and may be applied when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private REITs – The Fund’s private real estate allocation generally includes open-end private investment funds that elect to be treated as real estate investment trusts (“REIT”). Further, the Fund’s private real estate allocation consists of private funds investing in real estate assets (“Private Equity REITs”) and private funds investing in debt instruments secured or otherwise supported by real estate assets (“Private Debt REITs” and together with Private Equity REITs, the “Private REITs”). The sponsors of each respective Private REIT measure their investment assets at fair value and report a NAV per share on a calendar quarter basis. For non-calendar quarter-end days, the fair value of each Private Equity REIT is estimated by adjusting the most recent sponsor issued NAV for each Private Equity REIT by the change in a proprietary index that the Trustees have deemed to be representative of the entire Private Equity REIT market. The NAVs issued by the sponsors of each respective Private Equity REIT are reflected in the Fund’s NAV on a quarterly basis. With regard to the Private Debt REITs, the Adviser will accrue income on a daily basis and will update the NAVs, generally on a quarterly basis, utilizing the NAVs issued by the sponsors of each respective Private Debt REIT. In the event that a NAV is not provided by a Private REIT following the end of the quarter or if the Adviser becomes aware of developments warranting an update to a Private REIT valuation, the Fund’s fair valuation procedures will be followed. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs each quarter. As of December 31, 2018, all of the Fund’s investments in Private REITs were valued at their respective sponsored issued NAVs.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The valuation techniques used by the Fund to measure fair value during the three months ended December 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. For the three months ended December 31, 2018, the Fund did not use unobservable inputs (Level 3) when determining fair value. The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments as of December 31, 2018:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Investment Trusts
Private Investment Funds (Measured at net asset value)(a)	$–	$–	$–	$2,160,892,186
Publicly Traded Securities	560,864,844	–	–	560,864,844
Total	$560,864,844	$–	$–	$2,721,757,030

(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

There were no transfers out of or into level 3 during the three months ended December 31, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Investment Transactions – Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Real Estate Industry Concentration Because the Fund will concentrate its investments in real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. Significant investments in the securities of issuers within the real estate industry and any development affecting the real estate industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in the real estate industry. The Fund’s investment in real estate equity or debt may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general. As of December 31, 2018, the Fund had 97.94% of the value of its net assets invested within the real estate industry.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	March 1, 2019

By:	/s/ Joseph Miller
Joseph Miller
Treasurer (Principal Financial Officer)

Date:	March 1, 2019